Restricted Net Assets - Additional Information (Detail)	12 Months Ended
Dec. 31, 2022
Restricted Net Assets [Line Items]
Threshold percentage under rule 5-04 (c)	25.00%
CHINA
Restricted Net Assets [Line Items]
Minimum percentage of allocation of annual after tax profits to the general reserve fund	10.00%
Threshold Percentage of general reserve fund to registered capital	50.00%
Minimum percentage of allocation of annual after tax profits to the statutory surplus fund	10.00%
Threshold percentage of statutory surplus fund to registered capital	50.00%
Percentage of annual appropriations	10.00%